Fair Value (Financial Instruments Carried at Other Than Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets
Policy loans	$ 8,134	$ 8,491
Liabilities
Separate account liabilities	135,939	139,335
Estimated Fair Value
Assets
Mortgage loans	54,969	50,992
Policy loans	9,869	10,410
Real estate joint ventures	39	54
Other limited partnership interests	553	819
Other invested assets	2,399	2,490
Premiums, reinsurance and other receivables	14,839	14,701
Liabilities
Policyholder account balances	73,506	75,481
Long-term debt	1,912	2,297
Other liabilities	20,205	20,742
Separate account liabilities	60,767	60,840
Estimated Fair Value | Level 1
Assets
Mortgage loans	0	0
Policy loans	0	0
Real estate joint ventures	0	0
Other limited partnership interests	0	0
Other invested assets	0	0
Premiums, reinsurance and other receivables	0	0
Liabilities
Policyholder account balances	0	0
Long-term debt	0	0
Other liabilities	0	0
Separate account liabilities	0	0
Estimated Fair Value | Level 2
Assets
Mortgage loans	0	0
Policy loans	330	796
Real estate joint ventures	0	0
Other limited partnership interests	0	0
Other invested assets	2,197	2,270
Premiums, reinsurance and other receivables	229	94
Liabilities
Policyholder account balances	0	0
Long-term debt	1,912	2,029
Other liabilities	323	609
Separate account liabilities	60,767	60,840
Estimated Fair Value | Level 3
Assets
Mortgage loans	54,969	50,992
Policy loans	9,539	9,614
Real estate joint ventures	39	54
Other limited partnership interests	553	819
Other invested assets	202	220
Premiums, reinsurance and other receivables	14,610	14,607
Liabilities
Policyholder account balances	73,506	75,481
Long-term debt	0	268
Other liabilities	19,882	20,133
Separate account liabilities	0	0
Carrying Value
Assets
Mortgage loans	53,408	48,751
Policy loans	8,134	8,491
Real estate joint ventures	12	30
Other limited partnership interests	467	635
Other invested assets	2,372	2,385
Premiums, reinsurance and other receivables	13,879	13,845
Liabilities
Policyholder account balances	71,331	73,225
Long-term debt	1,618	1,897
Other liabilities	19,545	20,139
Separate account liabilities	$ 60,767	$ 60,840